Financial assets and liabilities measured at fair value (Tables)	12 Months Ended
Dec. 31, 2019
Fair Value Measurement [Abstract]
Summary of Assets and Liabilities Measured at Fair Value
The table below shows the balance sheet amounts of assets and liabilities measured at fair value.

		2019			2018			2017
		Level in the fair value hierarchy			Level in the fair value hierarchy			Level in the fair value hierarchy
(€ million)	Note	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
Financial assets measured at fair value
Quoted equity investments	D.7.	114	—	—	859	—	—	1,361	—	—
Unquoted equity investments	D.7.	—	—	290	—	—	197	—	—	72
Quoted debt securities	D.7.	403	—	—	359	—	—	199	—	—
Unquoted debt securities	D.7.	—	—	52	—	—	61	—	—	51
Contingent consideration relating to divestments	D.7.	—	—	492	—	—	373	—	—	342
Financial assets held to meet obligations under post-employment benefit plans	D.7.	—	—	—	—	—	—	198	—	—
Financial assets held to meet obligations under deferred compensation plans	D.7.	442	—	—	364	—	—	359	—	—
Non-current derivatives	D.7.	—	37	—	—	19	—	—	63	—
Current derivatives	D.11.	—	188	—	—	164	—	—	133	—
Mutual fund investments	D.13.	5,304	—	—	3,189	—	—	7,207	—	—
Total financial assets measured at fair value		6,263	225	834	4,771	183	631	9,324	196	465
Financial liabilities measured at fair value
CVRs issued in connection with the acquisition of Genzyme	D.18.	—	—	—	99	—	—	75	—	—
Bayer contingent purchase consideration arising from the acquisition of Genzyme	D.18.	—	—	156	—	—	472	—	—	701
MSD contingent consideration (European vaccines business)	D.18.	—	—	385	—	—	410	—	—	420
Other contingent consideration arising from business combinations	D.18.	—	—	259	—	—	301	—	—	81
Liabilities related to non-controlling interests	D.18.	—	—	—	—	—	22	—	—	92
Non-current derivatives		—	10	—	—	7	—	—	16	—
Current derivatives	D.19.5.	—	89	—	—	90	—	—	58	—
Total financial liabilities measured at fair value		—	99	800	99	97	1,205	75	74	1,294